Short-Term Loans	12 Months Ended
Dec. 31, 2017
Short-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans
22.	SHORT-TERM LOANS

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Secured loans (Note 41)	$20	$—
Unsecured loans	118	70
	$138	$70

The annual interest rates of loans were as follows:

	December 31
	2016	2017
Secured loans	1.98%	—
Unsecured loans	1.95%-2.25%	2.15%-2.19%